SCHEDULE OF EXPOSURE TO INTEREST RATE RISKS AND EFFECTIVE INTEREST RATES OF FINANCIAL ASSETS AND LIABILITIES (Details)	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 EUR (€)
IfrsStatementLineItems [Line Items]
Financial assets			$ 11,744,582			$ 20,904,138
Financial liabilities			652,526			204,038
Borrowing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Leases [Member]
IfrsStatementLineItems [Line Items]
Weighted ave. effective rate %	4.55%	5.37%
Financial liabilities			652,526			204,038
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets			1,971,827			2,955,047
Financial liabilities
Floating interest rate [member] | Borrowing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Floating interest rate [member] | Leases [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets			9,772,755			17,949,091
Financial liabilities			652,526			204,038
Fixed interest rate [member] | Borrowing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Fixed interest rate [member] | Leases [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities			652,526			204,038
Cash at Bank / on Hand [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 3,299,787	$ 7,868,978	11,731,325	$ 3,318	€ 199,758	20,902,282		€ 36,787
Weighted ave. effective rate %	1.31%	0.20%
Average maturity period days	At call	At call
Cash at Bank / on Hand [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets			1,971,827			2,955,047
Cash at Bank / on Hand [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets			9,759,498			17,947,235
Performance Bond and Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial assets			13,257			1,856
Average maturity period days	At call	At call
Performance Bond and Deposits [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets
Performance Bond and Deposits [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets			$ 13,257			$ 1,856